DEPOSITS DEPOSITS	12 Months Ended
Dec. 31, 2016
Deposits [Abstract]
Deposit Liabilities Disclosures [Text Block]
Deposits

Time deposits that meet or exceed the FDIC insurance limit of $250,000 at December 31, 2016 were $190.9 million.

Scheduled maturities of time deposits for the next five years were as follows:

(Dollars in thousands)	Total
2017	$635,294
2018	275,974
2019	240,966
2020	90,314
2021	75,672